Columbia Variable Portfolio – High Yield Bond Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Wireless Telecommunication Services 0.1%
Altice Luxco 3(a)	18,356	312,417
Total Communication Services		312,417
Total Common Stocks (Cost $2)		312,417

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.5%
NextEra Energy Partners LP(b)
06/15/2026	2.500%	1,468,622	1,453,936
Total Convertible Bonds (Cost $1,454,503)			1,453,936

Corporate Bonds & Notes 93.6%

Aerospace & Defense 1.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	212,000	209,208
10/01/2031	5.125%	886,000	875,212
TransDigm, Inc.(b)
03/01/2029	6.375%	932,000	950,947
03/01/2032	6.625%	1,222,000	1,248,518
01/15/2033	6.000%	52,000	52,038
05/31/2033	6.375%	1,259,000	1,255,404
01/31/2034	6.750%	722,000	731,669
07/31/2034	6.125%	178,000	175,353
Total			5,498,349
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2026	5.500%	67,385	67,407
04/20/2029	5.750%	864,753	858,018
Total			925,425
Automotive 2.4%
American Axle & Manufacturing, Inc.(b)
10/15/2032	6.375%	331,000	327,520
10/15/2033	7.750%	899,000	875,321
Clarios Global LP/US Finance Co.(b)
02/15/2030	6.750%	585,000	595,911
09/15/2032	6.750%	585,000	589,941
Forvia SE(b)
09/15/2033	6.750%	335,000	326,843
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH(b),(c)
11/15/2032	8.000%	487,000	501,343
Nissan Motor Acceptance Co. LLC(b)
09/30/2030	6.125%	309,000	297,199
Nissan Motor Co., Ltd.(b)
07/17/2032	7.750%	261,000	264,318
07/17/2035	8.125%	763,000	786,161
ZF North America Capital, Inc.(b)
04/14/2030	7.125%	181,000	178,663
03/24/2031	7.500%	852,000	835,913
04/23/2032	6.875%	1,434,000	1,367,792
Total			6,946,925
Banking 0.2%
Ally Financial, Inc.(d)
Subordinated
01/17/2040	6.646%	442,000	426,270
Brokerage/Asset Managers/Exchanges 1.8%
Aretec Escrow Issuer 2, Inc.(b)
08/15/2030	10.000%	750,000	796,712
Aretec Escrow Issuer, Inc.(b)
04/01/2029	7.500%	517,000	511,964
Focus Financial Partners LLC(b)
09/15/2031	6.750%	598,000	594,870
Hightower Holding LLC(b)
04/15/2029	6.750%	565,000	553,358
01/31/2030	9.125%	837,000	853,300
Osaic Holdings, Inc.(b)
08/01/2032	6.750%	918,000	916,913
08/01/2033	8.000%	973,000	960,736
Total			5,187,853
Building Materials 1.7%
LBM Acquisition LLC(b)
01/15/2029	6.250%	310,000	227,012
06/15/2031	9.500%	662,000	575,973
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	1,018,000	1,034,715
03/01/2033	6.750%	816,000	828,856
QXO Building Products, Inc.(b)
04/30/2032	6.750%	603,000	615,150
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	540,000	542,685
08/01/2033	6.250%	141,000	139,576

Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
White Cap Supply Holdings LLC(b)
11/15/2030	7.375%	1,021,000	991,027
Total			4,954,994
Cable and Satellite 5.7%
CCO Holdings LLC/Capital Corp.(b)
05/01/2027	5.125%	42,000	42,008
02/01/2028	5.000%	666,000	659,868
06/01/2029	5.375%	571,000	563,293
03/01/2030	4.750%	1,116,000	1,058,505
08/15/2030	4.500%	1,354,000	1,263,692
03/01/2031	7.375%	280,000	285,005
02/01/2032	4.750%	1,029,000	932,800
02/01/2033	7.000%	289,000	290,248
06/01/2033	4.500%	165,000	143,747
01/15/2034	4.250%	1,000,000	855,536
02/01/2036	7.375%	300,000	298,497
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	590,000	527,552
CSC Holdings LLC(b)
04/15/2027	5.500%	200,000	173,563
02/01/2028	5.375%	220,000	162,859
05/15/2028	11.250%	215,000	176,168
01/31/2029	11.750%	445,000	321,805
02/01/2029	6.500%	330,000	210,636
12/01/2030	4.625%	1,035,000	367,245
02/15/2031	3.375%	753,000	442,182
DirecTV Financing LLC(b)
02/01/2030	8.875%	31,000	30,937
DISH DBS Corp.
07/01/2028	7.375%	190,000	184,279
06/01/2029	5.125%	635,000	567,477
DISH DBS Corp.(b)
12/01/2028	5.750%	640,000	619,768
DISH Network Corp.(b)
11/15/2027	11.750%	1,680,000	1,730,769
EchoStar Corp.
11/30/2029	10.750%	1,127,209	1,217,386
EchoStar Corp.(c)
11/30/2030	6.750%	628,208	635,085
Sirius XM Radio, Inc.(b)
08/01/2027	5.000%	249,000	248,603
07/15/2028	4.000%	380,000	367,223
07/01/2030	4.125%	310,000	291,114
Virgin Media Finance PLC(b)
07/15/2030	5.000%	513,000	420,723
VZ Secured Financing BV(b)
01/15/2032	5.000%	1,371,000	1,178,851
Total			16,267,424
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 4.8%
Ashland LLC(b)
09/01/2031	3.375%	1,280,000	1,147,772
Avient Corp.(b)
11/01/2031	6.250%	106,000	106,716
Celanese US Holdings LLC
04/15/2030	6.500%	165,000	168,186
02/15/2031	7.000%	295,000	302,698
07/15/2032	6.879%	194,000	202,587
04/15/2033	6.750%	283,000	290,274
11/15/2033	7.200%	266,000	284,067
02/15/2034	7.375%	380,000	389,816
Element Solutions, Inc.(b)
09/01/2028	3.875%	600,000	583,964
HB Fuller Co.
10/15/2028	4.250%	163,000	157,571
INEOS Finance PLC(b)
04/15/2029	7.500%	973,000	944,154
INEOS Quattro Finance 2 PLC(b)
03/15/2029	9.625%	1,271,000	1,044,304
Innophos Holdings, Inc.(b)
06/15/2029	11.500%	851,123	708,513
Inversion Escrow Issuer LLC(b)
08/01/2032	6.750%	866,000	825,146
Olympus Water US Holding Corp.(b)
10/01/2028	4.250%	500,000	478,986
10/01/2029	6.250%	445,000	422,157
06/15/2031	7.250%	583,000	570,103
02/15/2033	7.250%	571,000	545,755
Qnity Electronics, Inc.(b)
08/15/2032	5.750%	319,000	319,398
08/15/2033	6.250%	257,000	260,739
SPCM SA(b)
03/15/2027	3.125%	301,000	301,000
Tronox, Inc.(b)
03/15/2029	4.625%	447,000	358,103
09/30/2030	9.125%	159,000	158,765
W.R. Grace Holdings LLC(b)
08/15/2029	5.625%	1,366,000	1,254,425
03/01/2031	7.375%	677,000	678,390
08/15/2032	6.625%	1,144,000	1,114,804
08/01/2033	7.000%	271,000	264,044
Total			13,882,437
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.2%
Herc Holdings, Inc.(b)
06/15/2030	7.000%	481,000	493,605
03/15/2031	5.750%	167,000	164,577
06/15/2033	7.250%	1,462,000	1,501,069
03/15/2034	6.000%	317,000	306,323
Ritchie Bros Holdings, Inc.(b)
03/15/2028	6.750%	382,000	387,985
03/15/2031	7.750%	167,000	173,573
Synergy Infrastructure Holdings LLC(b)
12/01/2030	7.875%	527,000	537,450
Total			3,564,582
Consumer Cyclical Services 1.0%
Arches Buyer, Inc.(b)
06/01/2028	4.250%	444,000	428,027
12/01/2028	6.125%	1,396,000	1,337,834
Garda World Security Corp.(b)
08/01/2032	8.250%	140,000	138,822
11/15/2032	8.375%	285,000	285,968
Match Group Holdings II LLC(b)
10/01/2031	3.625%	318,000	282,479
Match Group, Inc.(b)
06/01/2028	4.625%	293,000	286,570
Total			2,759,700
Consumer Products 1.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(b)
10/15/2029	9.500%	171,000	145,016
Newell Brands, Inc.(b)
06/01/2028	8.500%	356,000	368,141
Newell Brands, Inc.
05/15/2030	6.375%	355,000	341,852
05/15/2032	6.625%	699,000	668,186
Opal Bidco SAS(b)
03/31/2032	6.500%	526,000	526,354
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	310,000	286,433
02/01/2032	4.375%	175,000	162,790
Whirlpool Corp.
06/15/2030	6.125%	112,000	109,308
06/15/2033	6.500%	427,000	405,868
Total			3,013,948
Diversified Manufacturing 2.1%
Amsted Industries, Inc.(b)
03/15/2033	6.375%	136,000	136,817
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Columbus McKinnon Corp.(b)
02/01/2033	7.125%	170,000	169,650
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%	947,000	964,086
EMRLD Borrower LP/Co-Issuer, Inc.(b)
07/15/2031	6.750%	391,000	402,668
Esab Corp.(b)
04/15/2029	6.250%	295,000	298,835
Gates Corp. (The)(b)
07/01/2029	6.875%	311,000	318,685
Madison IAQ LLC(b)
06/30/2029	5.875%	868,000	852,713
Resideo Funding, Inc.(b)
09/01/2029	4.000%	569,000	537,784
WESCO Distribution, Inc.(b)
06/15/2028	7.250%	682,000	685,874
03/15/2029	6.375%	273,000	277,881
04/15/2031	5.250%	193,000	191,781
03/15/2032	6.625%	691,000	706,769
03/15/2033	6.375%	287,000	292,601
04/15/2034	5.500%	325,000	320,333
Total			6,156,477
Electric 5.7%
Alpha Generation LLC(b)
10/15/2032	6.750%	357,000	362,541
01/15/2034	6.250%	325,000	319,992
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(b)
02/15/2032	6.375%	561,000	548,366
Clearway Energy Operating LLC(b)
03/15/2028	4.750%	594,000	586,886
02/15/2031	3.750%	771,000	715,211
01/15/2032	3.750%	628,000	573,553
01/15/2034	5.750%	287,000	282,704
Leeward Renewable Energy Operations LLC(b)
07/01/2029	4.250%	338,000	315,613
Long Ridge Energy LLC(b)
02/15/2032	8.750%	618,000	648,141
NextEra Energy Operating Partners LP(b)
09/15/2027	4.500%	435,000	430,718
01/15/2029	7.250%	489,000	505,055
NRG Energy, Inc.
01/15/2028	5.750%	440,000	441,132
NRG Energy, Inc.(b)
06/15/2029	5.250%	863,000	855,412
07/15/2029	5.750%	58,000	57,911
02/01/2033	6.000%	312,000	313,108
01/15/2034	5.750%	480,000	474,552
11/01/2034	6.250%	238,000	239,712

Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2036	6.000%	480,000	475,614
Pattern Energy Operations LP/Inc.(b)
08/15/2028	4.500%	174,000	170,287
PG&E Corp.(d)
03/15/2055	7.375%	330,000	331,857
09/15/2056	6.850%	132,000	130,006
Talen Energy Supply LLC(b)
02/01/2034	6.250%	566,000	562,152
02/01/2036	6.500%	566,000	570,442
TerraForm Power Operating LLC(b)
01/31/2028	5.000%	1,349,000	1,334,550
01/15/2030	4.750%	446,000	428,628
Vistra Operations Co. LLC(b)
02/15/2027	5.625%	1,099,000	1,098,930
07/31/2027	5.000%	277,000	276,315
10/15/2031	7.750%	922,000	965,955
04/15/2032	6.875%	357,000	369,417
VoltaGrid LLC(b)
11/01/2030	7.375%	193,000	199,151
XPLR Infrastructure Operating Partners LP(b)
01/15/2031	8.375%	440,000	464,161
03/15/2033	8.625%	838,000	886,031
04/15/2034	7.750%	545,000	562,809
Total			16,496,912
Environmental 0.4%
Clean Harbors, Inc.(b)
02/01/2031	6.375%	103,000	104,587
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	1,024,000	1,038,259
Total			1,142,846
Finance Companies 4.5%
Bread Financial Holdings, Inc.(b)
05/15/2031	6.750%	142,000	140,907
CrossCountry Intermediate HoldCo LLC(b)
10/01/2030	6.500%	328,000	312,648
GGAM Finance Ltd.(b)
04/15/2029	6.875%	103,000	105,404
03/15/2030	5.875%	1,161,000	1,159,631
goeasy Ltd.(b)
07/01/2029	7.625%	295,000	259,661
05/15/2030	6.875%	90,000	74,405
10/01/2030	7.375%	91,000	75,321
Navient Corp.
03/15/2029	5.500%	294,000	270,923
03/15/2031	11.500%	279,000	283,245
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
05/15/2029	6.625%	846,000	849,950
03/15/2030	7.875%	398,000	410,683
09/15/2030	4.000%	552,000	497,841
05/15/2031	7.500%	475,000	479,782
11/15/2031	7.125%	204,000	202,711
09/15/2032	7.125%	276,000	271,944
03/15/2033	6.500%	791,000	756,859
09/15/2033	6.750%	594,000	570,781
Provident Funding Associates LP/PFG Finance Corp.(b)
09/15/2029	9.750%	1,429,000	1,467,228
Rocket Cos, Inc.(b)
08/01/2030	6.125%	281,000	283,757
08/01/2033	6.375%	358,000	361,737
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%	559,000	515,786
10/15/2033	4.000%	1,164,000	1,044,131
Springleaf Finance Corp.
11/15/2029	5.375%	61,000	58,875
United Wholesale Mortgage LLC(b)
06/15/2027	5.750%	280,000	275,681
04/15/2029	5.500%	365,000	341,598
UWM Holdings LLC(b)
02/01/2030	6.625%	1,009,000	951,564
03/15/2031	6.250%	985,000	897,073
Total			12,920,126
Food and Beverage 2.0%
Chobani Holdco II LLC(b),(c)
10/01/2029	8.750%	832,953	883,739
Darling Ingredients, Inc.(b)
06/15/2030	6.000%	504,000	509,024
Performance Food Group, Inc.(b)
09/15/2032	6.125%	286,000	287,005
Post Holdings, Inc.(b)
09/15/2031	4.500%	310,000	288,557
02/15/2032	6.250%	547,000	553,624
03/01/2033	6.375%	200,000	197,322
10/15/2034	6.250%	833,000	815,590
03/15/2036	6.500%	200,000	196,139
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/01/2029	6.250%	515,000	515,925
04/30/2029	4.375%	498,000	483,960
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%	768,000	739,062
US Foods, Inc.(b)
09/15/2028	6.875%	336,000	344,226
Total			5,814,173
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 2.8%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%	305,000	293,511
02/15/2030	7.000%	266,000	269,470
02/15/2032	6.500%	500,000	494,506
10/15/2032	6.000%	293,000	269,695
Churchill Downs, Inc.(b)
05/01/2031	6.750%	540,000	549,947
Light & Wonder International, Inc.(b)
09/01/2031	7.500%	216,000	222,139
10/01/2033	6.250%	594,000	581,554
MGM Resorts International
09/15/2029	6.125%	396,000	399,962
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	296,000	287,228
Penn Entertainment, Inc.(b)
04/01/2031	6.750%	365,000	354,616
Penn National Gaming, Inc.(b)
07/01/2029	4.125%	1,220,000	1,141,475
Rivers Enterprise Borrower LLC/Finance Corp.(b)
02/01/2033	6.625%	874,000	870,247
Rivers Enterprise Lender LLC/Corp.(b)
10/15/2030	6.250%	428,000	427,382
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	1,403,000	1,212,777
Voyager Parent LLC(b)
07/01/2032	9.250%	786,000	818,404
Total			8,192,913
Health Care 5.1%
Acadia Healthcare Co., Inc.(b)
07/01/2028	5.500%	138,000	137,058
04/15/2029	5.000%	944,000	919,808
03/15/2033	7.375%	628,000	644,049
Avantor Funding, Inc.(b)
07/15/2028	4.625%	429,000	418,626
11/01/2029	3.875%	609,000	571,380
Bausch & Lomb Escrow Corp.(b)
10/01/2028	8.375%	531,000	549,479
Charles River Laboratories International, Inc.(b)
05/01/2028	4.250%	249,000	243,184
03/15/2029	3.750%	249,000	236,121
CHS/Community Health Systems, Inc.(b)
04/15/2029	6.875%	469,000	450,523
05/15/2030	5.250%	808,000	761,337
01/15/2032	10.875%	383,000	411,476
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Concentra Escrow Issuer Corp.(b)
07/15/2032	6.875%	434,000	449,039
DaVita, Inc.(b)
06/01/2030	4.625%	360,000	346,128
07/15/2033	6.750%	415,000	422,998
Indigo Merger Sub, Inc.(b)
07/15/2026	2.875%	50,000	49,586
IQVIA, Inc.(b)
05/15/2030	6.500%	270,000	275,874
06/01/2032	6.250%	665,000	675,114
LifePoint Health, Inc.(b)
10/15/2030	11.000%	199,000	214,267
Mozart Debt Merger Sub, Inc.(b)
10/01/2029	5.250%	1,152,000	1,141,680
Select Medical Corp.(b)
12/01/2032	6.250%	151,000	143,525
Star Parent, Inc.(b)
10/01/2030	9.000%	1,093,000	1,135,434
Surgery Center Holdings, Inc.(b)
04/15/2032	7.250%	1,137,000	1,115,066
Tenet Healthcare Corp.
11/01/2027	5.125%	843,000	842,252
10/01/2028	6.125%	293,000	293,710
06/15/2030	6.125%	446,000	449,656
Tenet Healthcare Corp.(b)
11/15/2032	5.500%	1,285,000	1,273,314
11/15/2033	6.000%	456,000	461,938
Total			14,632,622
Independent Energy 4.2%
Civitas Resources, Inc.(b)
07/01/2031	8.750%	1,139,000	1,191,471
06/15/2033	9.625%	1,006,000	1,113,273
CNX Resources Corp.(b)
03/01/2032	7.250%	394,000	404,863
03/01/2034	5.875%	339,000	329,974
Colgate Energy Partners III LLC(b)
07/01/2029	5.875%	1,394,000	1,395,864
Comstock Resources, Inc.(b)
03/01/2029	6.750%	290,000	286,706
01/15/2030	5.875%	119,000	114,871
Crescent Energy Finance LLC(b)
04/01/2032	7.625%	420,000	425,909
01/15/2033	7.375%	247,000	247,062
Hilcorp Energy I LP/Finance Co.(b)
11/01/2028	6.250%	1,728,000	1,730,115
11/01/2033	8.375%	399,000	415,693
02/15/2035	7.250%	641,000	639,189

Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Matador Resources Co.(b)
04/15/2032	6.500%	480,000	485,108
04/15/2033	6.250%	345,000	345,105
04/15/2034	6.000%	287,000	285,019
Permian Resources Operating LLC(b)
01/15/2032	7.000%	531,000	551,010
02/01/2033	6.250%	349,000	355,390
SM Energy Co.
07/15/2028	6.500%	273,000	273,762
SM Energy Co.(b)
08/01/2029	6.750%	342,000	347,395
08/01/2032	7.000%	429,000	437,987
04/15/2034	6.625%	438,000	437,763
Vital Energy, Inc.(b)
04/15/2032	7.875%	140,000	143,218
Total			11,956,747
Leisure 3.5%
Boyne USA, Inc.(b)
05/15/2029	4.750%	436,000	423,372
Carnival Corp.(b)
03/15/2030	5.750%	649,000	653,950
08/01/2032	5.750%	1,119,000	1,119,213
02/15/2033	6.125%	631,000	636,892
Cedar Fair LP
07/15/2029	5.250%	150,000	143,451
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	295,000	293,601
Cinemark USA, Inc.(b)
07/15/2028	5.250%	372,000	369,419
NCL Corp., Ltd.(b)
01/15/2031	5.875%	783,000	760,604
02/01/2032	6.750%	628,000	623,208
09/15/2033	6.250%	433,000	420,511
Six Flags Entertainment Corp.(b)
05/15/2031	7.250%	1,414,000	1,364,968
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(b)
01/15/2032	8.625%	774,000	775,274
Six Flags Entertainment Corp./Theme Parks, Inc.(b)
05/01/2032	6.625%	478,000	478,037
Vail Resorts, Inc.(b)
05/15/2032	6.500%	404,000	408,581
Viking Cruises Ltd.(b)
07/15/2031	9.125%	910,000	959,237
10/15/2033	5.875%	704,000	696,338
Total			10,126,656
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 1.5%
Hilton Domestic Operating Co., Inc.(b)
05/01/2031	4.000%	305,000	286,066
02/15/2032	3.625%	315,000	286,194
03/15/2033	5.875%	699,000	703,428
09/15/2033	5.750%	303,000	302,002
Hilton Grand Vacations Borrower Escrow LLC(b)
07/01/2031	4.875%	370,000	334,303
01/15/2032	6.625%	1,136,000	1,124,204
Marriott Ownership Resorts, Inc.(b)
10/01/2033	6.500%	1,319,000	1,254,163
Total			4,290,360
Media and Entertainment 3.7%
Clear Channel Outdoor Holdings, Inc.(b)
04/01/2030	7.875%	635,000	665,356
02/15/2031	7.125%	518,000	542,919
03/15/2033	7.500%	527,000	558,235
Gray Escrow II, Inc.(b)
11/15/2031	5.375%	185,000	136,767
Gray Media, Inc.(b)
07/15/2032	9.625%	562,000	562,449
08/15/2033	7.250%	365,000	367,667
iHeartCommunications, Inc.(b)
05/01/2029	9.125%	157,700	143,144
08/15/2030	7.750%	172,520	138,463
Mav Acquisition Corp.(b)
08/01/2029	8.000%	295,000	294,588
McGraw-Hill Education, Inc.(b)
09/01/2031	7.375%	347,000	354,433
Nexstar Media, Inc.(b)
09/15/2033	6.500%	845,000	851,537
Nexstar Media, Inc.(b),(e)
04/15/2034	7.250%	738,000	739,608
OAK-Eagle Acquireco, Inc.(b),(e)
07/01/2033	7.250%	425,000	440,159
07/01/2034	8.750%	422,000	441,313
Outfront Media Capital LLC/Corp.(b)
03/15/2030	4.625%	147,000	141,861
Roblox Corp.(b)
05/01/2030	3.875%	301,000	282,610
Snap, Inc.(b)
03/01/2033	6.875%	902,000	853,775
03/15/2034	6.875%	751,000	706,083
Univision Communications, Inc.(b)
08/15/2028	8.000%	549,000	558,035
06/30/2030	7.375%	478,000	468,824
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	435,000	385,123
03/15/2042	5.050%	1,246,000	831,254
03/15/2052	5.141%	225,000	136,344
Total			10,600,547
Metals and Mining 2.4%
Alcoa Nederland Holding BV(b)
03/15/2031	7.125%	274,000	286,564
Carpenter Technology Corp.(b)
03/01/2034	5.625%	432,000	428,098
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	187,000	187,000
03/15/2032	7.000%	84,000	81,286
05/01/2033	7.375%	91,000	89,055
Compass Minerals International, Inc.(b)
07/01/2030	8.000%	421,000	435,903
Constellium SE(b)
04/15/2029	3.750%	661,000	631,437
08/15/2032	6.375%	356,000	359,770
Hudbay Minerals, Inc.(b)
04/01/2029	6.125%	696,000	695,058
Kaiser Aluminum Corp.(b)
06/01/2031	4.500%	1,085,000	1,024,936
03/01/2034	5.875%	1,024,000	1,006,661
Novelis Corp.(b)
01/30/2030	4.750%	758,000	717,925
08/15/2031	3.875%	412,000	366,661
08/15/2033	6.375%	445,000	436,450
Novelis, Inc.(b)
01/30/2030	6.875%	219,000	220,927
Total			6,967,731
Midstream 5.6%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	629,000	666,566
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	453,000	463,654
CNX Midstream Partners LP(b)
04/15/2030	4.750%	1,413,000	1,346,526
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	1,281,000	1,325,843
06/30/2033	7.375%	987,000	994,555
Hess Midstream Operations LP(b)
03/01/2028	5.875%	201,000	202,575
10/15/2030	5.500%	163,000	161,837
ITT Holdings LLC(b)
08/01/2029	6.500%	91,000	88,699
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	223,000	229,427
Sunoco LP(b),(d),(f)
	7.875%	1,290,000	1,314,605
Sunoco LP(b)
05/01/2029	7.000%	543,000	557,007
07/15/2031	5.375%	400,000	396,766
05/01/2032	7.250%	417,000	431,828
07/01/2033	6.250%	837,000	842,008
TransMontaigne Partners LLC(b)
06/15/2030	8.500%	977,000	990,506
Venture Global Calcasieu Pass LLC(b)
08/15/2031	4.125%	568,000	528,274
11/01/2033	3.875%	135,000	119,674
Venture Global LNG, Inc.(b),(d),(f)
	9.000%	971,000	966,600
Venture Global LNG, Inc.(b)
02/01/2029	9.500%	344,000	372,099
01/15/2030	7.000%	393,000	401,984
06/01/2031	8.375%	395,000	410,792
02/01/2032	9.875%	369,000	396,373
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%	210,000	216,022
01/15/2034	6.500%	777,000	810,084
06/15/2034	6.500%	278,000	289,262
05/01/2035	7.750%	395,000	442,809
01/15/2036	6.750%	1,080,000	1,142,755
Total			16,109,130
Oil Field Services 2.0%
Archrock Partners LP/Finance Corp.(b)
09/01/2032	6.625%	348,000	354,859
Archrock Services LP /Partners Finance Corp.(b)
02/01/2034	6.000%	576,000	570,550
Kodiak Gas Services LLC(b)
02/15/2029	7.250%	266,000	275,639
04/01/2031	5.875%	377,000	378,593
10/01/2033	6.500%	586,000	591,010
10/01/2035	6.750%	339,000	344,331
Nabors Industries, Inc.(b)
01/31/2030	9.125%	526,000	552,069
08/15/2031	8.875%	138,000	143,896
11/15/2032	7.625%	635,000	649,819
Transocean Aquila Ltd.(b)
09/30/2028	8.000%	621,846	635,956
Transocean, Inc.(b)
05/15/2031	8.500%	540,000	567,297

Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USA Compression Partners LP/Finance Corp.(b)
03/15/2029	7.125%	684,000	699,979
Total			5,763,998
Other Industry 0.3%
Installed Building Products, Inc.(b)
02/01/2034	5.625%	171,000	167,878
Williams Scotsman International, Inc.(b)
08/15/2028	4.625%	290,000	284,917
Williams Scotsman, Inc.(b)
06/15/2029	6.625%	253,000	255,706
04/15/2030	6.625%	160,000	162,166
Total			870,667
Other REIT 0.9%
Ladder Capital Finance Holdings LLLP/Corp.(b)
07/15/2031	7.000%	248,000	256,600
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
10/01/2028	5.875%	570,000	566,803
05/15/2029	4.875%	501,000	482,066
RHP Hotel Properties LP/Finance Corp.(b)
07/15/2028	7.250%	167,000	170,462
04/01/2032	6.500%	428,000	435,912
06/15/2033	6.500%	306,000	311,364
03/15/2034	5.750%	134,000	132,251
RLJ Lodging Trust LP(b)
07/01/2026	3.750%	346,000	344,337
Total			2,699,795
Packaging 0.9%
Ardagh Metal Packaging Finance USA LLC/PLC(b)
09/01/2029	4.000%	1,390,000	1,272,651
01/30/2031	6.250%	296,000	293,310
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%	668,000	624,865
04/15/2032	6.750%	276,000	261,085
Total			2,451,911
Pharmaceuticals 1.6%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,265,000	1,287,553
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	110,000	108,994
06/01/2028	4.875%	596,000	547,012
09/30/2028	11.000%	151,000	154,464
02/15/2029	6.250%	169,000	126,724
Grifols Escrow Issuer SA(b)
10/15/2028	4.750%	1,539,000	1,509,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jazz Securities DAC(b)
01/15/2029	4.375%	363,000	352,837
Organon Finance 1 LLC(b)
04/30/2028	4.125%	331,000	320,913
04/30/2031	5.125%	136,000	111,010
Total			4,519,099
Property & Casualty 4.5%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%	432,000	427,410
08/01/2029	6.000%	683,000	641,451
07/01/2032	6.750%	585,000	562,365
Alliant Holdings Intermediate LLC/Co-Issuer(b)
10/15/2027	6.750%	563,000	562,860
04/15/2028	6.750%	611,000	614,209
10/01/2031	6.500%	319,000	314,856
10/01/2032	7.375%	835,000	819,642
AmWINS Group, Inc.(b)
02/15/2029	6.375%	272,000	274,177
Ardonagh Finco Ltd.(b)
02/15/2031	7.750%	946,000	955,674
Ardonagh Group Finance Ltd.(b)
02/15/2032	8.875%	1,588,000	1,541,645
Asurion LLC and Asurion Co-Issuer, Inc.(b)
02/01/2034	8.375%	336,000	327,273
BroadStreet Partners, Inc.(b)
04/15/2029	5.875%	1,021,000	994,894
Howden UK Refinance PLC/2 PLC/US Refinance LLC(b)
02/15/2032	8.125%	570,000	534,592
HUB International Ltd.(b)
06/15/2030	7.250%	2,112,000	2,168,419
01/31/2032	7.375%	934,000	952,726
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	851,000	852,356
Ryan Specialty LLC(b)
08/01/2032	5.875%	287,000	284,013
Total			12,828,562
Railroads 0.8%
Genesee & Wyoming, Inc.(b)
04/15/2032	6.250%	854,000	863,678
Watco Cos LLC/Finance Corp.(b)
08/01/2032	7.125%	1,310,000	1,346,783
Total			2,210,461
Restaurants 0.8%
1011778 BC ULC/New Red Finance, Inc.(b)
09/15/2029	5.625%	462,000	464,529
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2029	4.625%	130,000	124,393
01/15/2030	6.750%	1,380,000	1,289,315
Yum! Brands, Inc.
04/01/2032	5.375%	435,000	431,330
Total			2,309,567
Retailers 2.0%
Advance Auto Parts, Inc.(b)
08/01/2030	7.000%	395,000	399,964
08/01/2033	7.375%	873,000	882,211
Asbury Automotive Group, Inc.(b)
02/15/2032	5.000%	201,000	190,498
Beach Acquisition Bidco LLC(b),(c)
07/15/2033	10.000%	1,056,156	1,122,711
Belron UK Finance PLC(b)
10/15/2029	5.750%	283,000	284,453
Group 1 Automotive, Inc.(b)
08/15/2028	4.000%	440,000	425,325
01/15/2030	6.375%	178,000	179,578
L Brands, Inc.
06/15/2029	7.500%	145,000	147,192
LCM Investments Holdings II LLC(b)
05/01/2029	4.875%	299,000	291,353
08/01/2031	8.250%	397,000	411,951
Lithia Motors, Inc.(b)
01/15/2031	4.375%	325,000	304,793
PetSmart LLC/Finance Corp.(b)
09/15/2032	7.500%	275,000	277,252
09/15/2033	10.000%	250,000	249,355
Wolverine World Wide, Inc.(b)
08/15/2029	4.000%	710,000	657,297
Total			5,823,933
Supermarkets 0.2%
Albertsons Cos, Inc.(b)
03/31/2032	5.625%	603,000	593,347
Technology 11.4%
Amentum Escrow Corp.(b)
08/01/2032	7.250%	834,000	863,538
APLD ComputeCo 2 LLC(b)
03/15/2031	6.750%	1,317,000	1,309,531
APLD ComputeCo LLC(b)
12/15/2030	9.250%	1,285,000	1,324,063
Black Pearl Compute LLC(b)
02/15/2031	6.125%	694,000	706,706
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Block, Inc.(b)
08/15/2030	5.625%	416,000	413,755
08/15/2033	6.000%	326,000	320,671
Block, Inc.
05/15/2032	6.500%	868,000	872,870
CACI International, Inc.(b)
06/15/2033	6.375%	856,000	870,659
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(b)
06/15/2029	8.000%	171,000	127,192
Central Parent, Inc./CDK Global, Inc.(b)
06/15/2029	7.250%	174,000	124,752
Cipher Compute LLC(b)
11/15/2030	7.125%	725,000	751,357
Clarivate Science Holdings Corp.(b)
07/01/2029	4.875%	1,683,000	1,448,938
Cloud Software Group, Inc.(b)
09/30/2029	9.000%	1,899,000	1,832,103
06/30/2032	8.250%	461,000	438,115
08/15/2033	6.625%	142,000	126,407
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%	2,394,000	1,974,839
CoreWeave, Inc.(b)
06/01/2030	9.250%	440,000	427,936
02/01/2031	9.000%	545,000	518,337
Entegris Escrow Corp.(b)
04/15/2029	4.750%	289,000	285,839
06/15/2030	5.950%	787,000	793,914
Fair Isaac Corp.(b)
05/15/2033	6.000%	262,000	257,062
Flash Compute LLC(b)
12/31/2030	7.250%	403,000	406,495
HealthEquity, Inc.(b)
10/01/2029	4.500%	823,000	796,184
ION Platform Finance US, Inc.(b)
09/30/2032	7.875%	841,000	651,475
ION Platform Finance US, Inc./SARL(b)
05/01/2028	4.625%	765,000	713,680
05/15/2028	5.750%	389,000	366,616
05/01/2029	8.750%	1,028,000	955,728
05/30/2029	9.500%	876,000	823,217
Iron Mountain, Inc.(b)
09/15/2027	4.875%	427,000	426,278
01/15/2033	6.250%	295,000	294,244
Minerva Merger Sub, Inc.(b)
02/15/2030	6.500%	1,003,000	936,917
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	952,000	1,018,988

Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(b)
10/01/2028	5.000%	436,000	420,090
04/15/2029	5.125%	467,000	447,475
Neptune Bidco US, Inc.(b)
04/15/2029	9.290%	842,000	845,113
05/15/2031	10.375%	335,000	338,782
02/15/2033	9.500%	256,000	249,353
Picard Midco, Inc.(b)
03/31/2029	6.500%	1,006,000	978,917
Sabre GLBL, Inc.(b)
11/15/2029	10.750%	39,000	33,360
03/15/2030	10.750%	88,000	73,083
07/15/2030	11.125%	187,000	158,478
Science Applications International Corp.(b)
11/01/2033	5.875%	705,000	689,555
Seagate Data Storage Technology Pte Ltd.(b)
12/15/2029	8.250%	311,000	326,798
Shift4 Payments LLC/Finance Sub, Inc.(b)
08/15/2032	6.750%	754,000	742,018
SV RNO Property Owner 1 LLC(b)
03/01/2031	5.875%	1,890,000	1,872,934
Synaptics, Inc.(b)
06/15/2029	4.000%	605,000	573,128
UKG, Inc.(b)
02/01/2031	6.875%	427,000	418,610
WEX, Inc.(b)
03/15/2033	6.500%	567,000	555,168
WULF Compute LLC(b)
10/15/2030	7.750%	349,000	368,796
ZoomInfo Technologies LLC/Finance Corp.(b)
02/01/2029	3.875%	782,000	650,377
Total			32,920,441
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(b)
02/15/2031	8.000%	664,000	647,395
06/15/2032	8.375%	814,000	810,737
Total			1,458,132
Wireless 0.9%
Altice France(b)
04/15/2032	6.500%	1,412,348	1,335,412
Altice France Lux 3/Holdings 1(b)
01/15/2033	10.000%	227,000	206,002
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(b)
01/31/2031	4.250%	284,000	243,675
07/15/2031	4.750%	982,000	844,805
Total			2,629,894
Wirelines 1.3%
Fibercop SpA(b)
07/18/2036	7.200%	91,000	90,626
Iliad Holding SAS(b)
10/15/2028	7.000%	563,000	566,435
Iliad Holding SASU(b)
04/15/2031	8.500%	264,000	276,418
04/15/2032	7.000%	385,000	385,794
Level 3 Financing, Inc.(b)
01/15/2036	8.500%	549,000	572,699
Optics Bidco SpA(b)
06/04/2038	7.721%	314,000	314,321
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(b)
01/15/2030	6.000%	150,000	141,502
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(b)
06/15/2032	8.625%	249,000	253,249
Windstream Escrow LLC/Finance Corp.(b)
10/01/2031	8.250%	695,000	727,969
Windstream Services LLC(b)
10/15/2033	7.500%	367,000	381,429
Total			3,710,442
Total Corporate Bonds & Notes (Cost $270,878,159)			269,625,396

Exchange-Traded Fixed Income Funds 2.1%
	Shares	Value ($)
High Yield 2.1%
Columbia Short Duration High Yield ETF(g)	50,000	1,007,000
Columbia US High Yield ETF(g)	260,000	5,192,044
Total		6,199,044
Total Exchange-Traded Fixed Income Funds (Cost $6,260,000)		6,199,044
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)

Foreign Government Obligations(h) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(b)
11/15/2028	8.500%	272,000	283,142
02/15/2030	9.000%	465,000	491,072
12/01/2031	7.000%	266,000	281,216
Total			1,055,430
Total Foreign Government Obligations (Cost $1,014,169)			1,055,430

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(b),(i),(j),(k)	949	13,714
Total Communication Services		13,714
Total Rights (Cost $55)		13,714

Senior Loans 0.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.918%	504,801	462,736
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.918%	885,998	769,339
Technology 0.2%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.668%	741,680	723,138
Total Senior Loans (Cost $2,096,258)			1,955,213

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(g),(n)	2,844,255	2,843,117
Total Money Market Funds (Cost $2,843,182)		2,843,117
Total Investments in Securities (Cost: $284,546,328)		283,458,267
Other Assets & Liabilities, Net		4,509,563
Net Assets		287,967,830
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $252,679,275, which represents 87.75% of total net assets.

(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(e)	Represents a security purchased on a when-issued basis.
(f)	Perpetual security with no specified maturity date.

Columbia Variable Portfolio – High Yield Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short Duration High Yield ETF
	1,013,250	—	—	(6,250)	1,007,000	—	9,238	50,000
Columbia Short-Term Cash Fund, 3.790%
	4,429,708	15,842,254	(17,428,889)	44	2,843,117	(298)	31,870	2,844,255
Columbia US High Yield ETF
	3,649,176	1,627,199	—	(84,331)	5,192,044	—	48,602	260,000
Total	9,092,134			(90,537)	9,042,161	(298)	89,710

(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $13,714, which represents less than 0.01% of total net assets.

(j)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $13,714, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	949	55	13,714

(k)	Valuation based on significant unobservable inputs.
(l)
The stated interest rate represents the weighted average interest rate at March 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(n)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – High Yield Bond Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7010_(05/26)